Commitments and Contingencies - Summary of Future Minimum Annual Lease Payments for Operating leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2022	$ 429	$ 1,118
2023	878	878
2024	914	914
2025	950	950
2026	905	904
Total undiscounted payments due under operating leases	$ 4,076	$ 4,764